Schedule of Reconciliation on Effective Tax Rate on Loss Before Income Tax and Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State income tax, net of federal benefit	2.12%	1.17%
Nondeductible expenses	(0.41%)	(0.48%)
Equity-based expenses	(1.82%)	(0.70%)
Change in fair value of purchase rights	22.60%
Change in fair value of financial instruments	(20.00%)	(3.44%)
Return to provision	(0.47%)	(0.30%)
Tax credits	1.41%	0.68%
Uncertain tax positions	(0.39%)	(0.50%)
Change in valuation allowance	(24.11%)	(17.43%)
Effective tax rate	(0.07%)